PROPERTY, PLANT AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Down payment, amount			$ 44,418	$ 194,792
Financed amount	$ 419,213
Vehicles [Member] | Loans Payable [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Vehicle amount			46,576	54,763
Down payment, amount				20,000
Financed amount				34,763
Selling, General and Administrative Expenses [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Depreciation	$ 21,591	$ 23,744	$ 90,967	$ 49,390